Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhfii-20180621_SupplementTextBlock

Prospectus Supplement

John Hancock Funds II (the Trust)
Floating Rate Income Fund (the fund)

Supplement dated June 21, 2018 to the current Prospectus, as may be supplemented

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus.

At an in-person meeting held on June 19-21, 2018, the Trust's Board of Trustees approved the hiring and appointment of BCSF Advisors, LP (Bain Capital Credit), a subsidiary of Bain Capital Credit, LP, to replace Western Asset Management Company (Western Asset) as subadvisor to the fund effective on or about the close of business on August 15, 2018 (the Effective Date).

In connection with the appointment of Bain Capital Credit as subadvisor to the fund along with other changes, the Prospectus is hereby amended as of the Effective Date as follows:

1.	All references to Western Asset, its affiliate Western Asset Management Company Limited, and Western Asset's portfolio managers are hereby deleted.
2.	The Annual fund operating expenses table and the Expense example table under "Fees and expenses" in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	B	C	I	R6

Management fee[1]	0.66	0.66	0.66	0.66	0.66

Distribution and service (Rule 12b-1) fees	0.25[2]	1.00	1.00	0.00	0.00

Other expenses[3]	0.18	0.18	0.18	0.17	0.07

Acquired fund fees and expenses[4]	0.01	0.01	0.01	0.01	0.01

Total annual fund operating expenses[5]	1.10	1.85	1.85	0.84	0.74

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective August 15, 2018.
[2] "Distribution and service (Rule 12b-1) fees" have been restated to reflect the Rule 12b-1 plan fee schedule effective July 1, 2017.
[3] "Other expenses" shown exclude certain one-time extraordinary expenses incurred in the prior fiscal year equivalent to 0.01%.
[4] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[5] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expenses ($)	A	B		C		I	R6

Shares		Sold	Not Sold	Sold	Not Sold

1 year	359	688	188	288	188	86	76

3 years	591	882	582	582	582	268	237

5 years	841	1,201	1,001	1,001	1,001	466	411

10 years	1,557	1,973	1,973	2,169	2,169	1,037	918

3.	The following disclosure is added following the first paragraph under the heading "A note on performance" in the "Fund summary" section:

Prior to August 15, 2018, the fund was managed by a different subadvisor, and thus, the performance presented prior to August 15, 2018 should not be attributed to the current subadvisor, BCSF Advisors, LP (Bain Capital Credit). The fund's performance shown below might have differed materially had Bain Capital Credit managed the fund prior to August 15, 2018.

4.	In the "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section, the returns of the S&P/LSTA Leveraged Loan Index are added as stated below.

Average annual total returns (%)—as of 12/31/16	1 Year	5 Year	Since inception (01/02/08)

S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)*	10.16	5.11	4.93

* Prior to August 15, 2018, the fund's primary benchmark was the S&P/LSTA Performing Loan Index. Effective August 15, 2018, the fund's primary benchmark index is the S&P/LSTA Leveraged Loan Index. The S&P/LSTA Leveraged Loan Index is better aligned with the fund's investment strategy.

Prospectus Supplement

John Hancock Funds II (the Trust)
Floating Rate Income Fund (the fund)

Supplement dated June 21, 2018 to the current Class NAV Prospectus, as may be supplemented

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus.

At an in-person meeting held on June 19-21, 2018, the Trust's Board of Trustees approved the hiring and appointment of BCSF Advisors, LP (Bain Capital Credit), a subsidiary of Bain Capital Credit, LP, to replace Western Asset Management Company (Western Asset) as subadvisor to the fund effective on or about the close of business on August 15, 2018 (the Effective Date).

In connection with the appointment of Bain Capital Credit as subadvisor to the fund along with other changes, the Prospectus is hereby amended as of the Effective Date as follows:

1.
Solely with respect to the fund, all references to Western Asset and its affiliate Western Asset Management Company Limited ("Western Asset Limited") and Western Asset's portfolio managers are hereby deleted. Western Asset and Western Asset Limited continue to serve as subadvisor and sub-subadvisor, respectively, to High Yield Fund, also a series of the Trust.

2.	The Annual fund operating expenses table and the Expense example table under "Fees and expenses" in the Fund summary section applicable to the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV

Management fee[1]	0.66

Other expenses[2]	0.06

Acquired fund fees and expenses[3]	0.01

Total annual fund operating expenses[4]	0.73

[1]"Management fee" has been restated to reflect the contractual management fee schedule effective August 15, 2018.

[2]"Other expenses" shown exclude certain one-time extraordinary expenses incurred in the prior fiscal year equivalent to 0.01%.

[3]"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[4]The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses.

Expenses ($)	NAV

1 year	75

3 years	233

5 years	406

10 years	906

3.	The following disclosure is added following the first paragraph under the heading "A note on performance" in the "Fund summary" section applicable to the fund:

Prior to August 15, 2018, the fund was managed by a different subadvisor, and thus, the performance presented prior to August 15, 2018 should not be attributed to the current subadvisor, BCSF Advisors, LP (Bain Capital Credit). The fund's performance shown below might have differed materially had Bain Capital Credit managed the fund prior to August 15, 2018.

4.
In the "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section applicable to the fund, the returns of the S&P/LSTA Leveraged Loan Index are added as stated below.

Average annual total returns (%)—as of 12/31/16	1 Year	5 Year	Since inception (01/02/08)

S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)*	10.16	5.11	4.93

* Prior to August 15, 2018, the fund's primary benchmark was the S&P/LSTA Performing Loan Index. Effective August 15, 2018, the fund's primary benchmark index is the S&P/LSTA Leveraged Loan Index. The S&P/LSTA Leveraged Loan Index is better aligned with the fund's investment strategy.

Prospectus Supplement

John Hancock Funds II (the Trust)
Floating Rate Income Fund (the fund)

Supplement dated June 21, 2018 to the current Class 1 Prospectus, as may be supplemented

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus.

At an in-person meeting held on June 19-21, 2018, the Trust's Board of Trustees approved the hiring and appointment of BCSF Advisors, LP (Bain Capital Credit), a subsidiary of Bain Capital Credit, LP, to replace Western Asset Management Company (Western Asset) as subadvisor to the fund effective on or about the close of business on August 15, 2018 (the Effective Date).

In connection with the appointment of Bain Capital Credit as subadvisor to the fund along with other changes, the Prospectus is hereby amended as of the Effective Date as follows:

1.
Solely with respect to the fund, all references to Western Asset and its affiliate Western Asset Management Company Limited (Western Asset Limited) and Western Asset's portfolio managers are hereby deleted. Western Asset and Western Asset Limited continue to serve as subadvisor and sub-subadvisor, respectively, to High Yield Fund, also a series of the Trust.

2.	The Annual fund operating expenses table and the Expense example table under "Fees and expenses" in the "Fund summary" for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1

Management fee[1]	0.66

Distribution and service (Rule 12b-1) fees[2]	0.05

Other expenses[3]	0.06

Acquired fund fees and expenses[4]	0.01

Total annual fund operating expenses[5]	0.78

[1]"Management fee" has been restated to reflect the contractual management fee schedule effective August 15, 2018.

[2]"Distribution and service (Rule 12b-1) fees" have been restated to reflect the Rule 12b-1 plan fee schedule effective July 1, 2017.

[3]"Other expenses" shown exclude certain one-time extraordinary expenses incurred in the prior fiscal year equivalent to 0.01%.

[4]"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[5]The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses.

Expenses ($)	1

1 year	80

3 years	249

5 years	433

10 years	966

3.	The following disclosure is added following the first paragraph under the heading "A note on performance" in the "Fund summary" section applicable to the fund:

Prior to August 15, 2018, the fund was managed by a different subadvisor, and thus, the performance presented prior to August 15, 2018 should not be attributed to the current subadvisor, BCSF Advisors, LP (Bain Capital Credit). The fund's performance shown below might have differed materially had Bain Capital Credit managed the fund prior to August 15, 2018.

4.
In the "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section applicable to the fund, the returns of the S&P/LSTA Leveraged Loan Index are added as stated below.

Average annual total returns (%)—as of 12/31/16	1 Year	5 Year	Since inception (01/02/08)

S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)*	10.16	5.11	4.93

* Prior to August 15, 2018, the fund's primary benchmark was the S&P/LSTA Performing Loan Index. Effective August 15, 2018, the fund's primary benchmark index is the S&P/LSTA Leveraged Loan Index. The S&P/LSTA Leveraged Loan Index is better aligned with the fund's investment strategy.

(John Hancock Floating Rate Income Fund - Classes A, B, C, I and R6) | (John Hancock Floating Rate Income Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to August 15, 2018, the fund was managed by a different subadvisor, and thus, the performance presented prior to August 15, 2018 should not be attributed to the current subadvisor, BCSF Advisors, LP (Bain Capital Credit). The fund's performance shown below might have differed materially had Bain Capital Credit managed the fund prior to August 15, 2018.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/16
(John Hancock Floating Rate Income Fund - Classes A, B, C, I and R6) | (John Hancock Floating Rate Income Fund) | S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.16%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.11%	[1]
Since inception	rr_AverageAnnualReturnSinceInception	4.93%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008	[1]
(John Hancock Floating Rate Income Fund - Classes A, B, C, I and R6) | (John Hancock Floating Rate Income Fund) | Class A
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.66%	[2]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.18%	[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 359
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	591
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	841
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,557
(John Hancock Floating Rate Income Fund - Classes A, B, C, I and R6) | (John Hancock Floating Rate Income Fund) | Class B
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.66%	[2]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%	[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 688
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	882
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,973
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,973
(John Hancock Floating Rate Income Fund - Classes A, B, C, I and R6) | (John Hancock Floating Rate Income Fund) | Class C
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.66%	[2]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%	[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,169
(John Hancock Floating Rate Income Fund - Classes A, B, C, I and R6) | (John Hancock Floating Rate Income Fund) | Class I
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.66%	[2]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%	[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,037
(John Hancock Floating Rate Income Fund - Classes A, B, C, I and R6) | (John Hancock Floating Rate Income Fund) | Class R6
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.66%	[2]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
(John Hancock Floating Rate Income Fund - Class NAV) | (John Hancock Floating Rate Income Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to August 15, 2018, the fund was managed by a different subadvisor, and thus, the performance presented prior to August 15, 2018 should not be attributed to the current subadvisor, BCSF Advisors, LP (Bain Capital Credit). The fund's performance shown below might have differed materially had Bain Capital Credit managed the fund prior to August 15, 2018.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/16
(John Hancock Floating Rate Income Fund - Class NAV) | (John Hancock Floating Rate Income Fund) | S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.16%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.11%	[1]
Since inception	rr_AverageAnnualReturnSinceInception	4.93%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008	[1]
(John Hancock Floating Rate Income Fund - Class NAV) | (John Hancock Floating Rate Income Fund) | Class NAV
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.66%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.06%	[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 906
(John Hancock Floating Rate Income Fund - Class 1) | (John Hancock Floating Rate Income Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to August 15, 2018, the fund was managed by a different subadvisor, and thus, the performance presented prior to August 15, 2018 should not be attributed to the current subadvisor, BCSF Advisors, LP (Bain Capital Credit). The fund's performance shown below might have differed materially had Bain Capital Credit managed the fund prior to August 15, 2018.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/16
(John Hancock Floating Rate Income Fund - Class 1) | (John Hancock Floating Rate Income Fund) | S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.16%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.11%	[1]
Since inception	rr_AverageAnnualReturnSinceInception	4.93%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008	[1]
(John Hancock Floating Rate Income Fund - Class 1) | (John Hancock Floating Rate Income Fund) | Class 1
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.66%	[2]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.06%	[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 966

[1]	Prior to August 15, 2018, the fund's primary benchmark was the S&P/LSTA Performing Loan Index. Effective August 15, 2018, the fund's primary benchmark index is the S&P/LSTA Leveraged Loan Index. The S&P/LSTA Leveraged Loan Index is better aligned with the fund's investment strategy.
[2]	"Management fee" has been restated to reflect the contractual management fee schedule effective August 15, 2018.
[3]	"Distribution and service (Rule 12b-1) fees" have been restated to reflect the Rule 12b-1 plan fee schedule effective July 1, 2017.
[4]	"Other expenses" shown exclude certain one-time extraordinary expenses incurred in the prior fiscal year equivalent to 0.01%.
[5]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[6]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[7]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses.